Related-Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related-Party Transactions [Abstract]
Insurance, benefits and incentive plan expenses, related party	$ 0	$ 20,649,000	$ 53,161,000	$ 70,056,000	$ 58,121,000
Interest income, related party	0	274,000	1,080,000	156,000	0
Transition services agreement period	18 months		18 months
Transition services agreement extension period	6 months		6 months
Due from related party	164,000		3,361,000
Due to related party	$ 989,000		$ 1,048,000